Note 13 - Contingencies, Environmental and Legal Matters	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
13. CONTINGENCIES, ENVIRONMENTAL AND LEGAL MATTERS

Asset Retirement Obligations

       The Company has recognized asset retirement obligations (“AROs”) for properties where it can make a reasonable estimate of the future expenditures necessary to satisfy the related obligations. The Company considers identified legally enforceable obligations, estimated settlement dates and appropriate discount and inflation rates in calculating the fair value of its AROs. At June 30, 2014 and December 31, 2013, the Company has accrued $5,364 and $4,765, respectively, for its AROs at sites in the U.S., Europe and Japan.  The AROs are classified in the accompanying Condensed Consolidated Balance Sheets as of June 30, 2014 and December 31, 2013 as follows:

	June 30, 2014	December 31, 2013
Accrued expenses and other current liabilities	$463	$69
Other long-term liabilities	4,901	4,696
	$5,364	$4,765

Environmental

      The Company is a manufacturer and distributor of specialty chemical products, and is exposed to claims with respect to environmental cleanup or other matters, including those in connection with the disposal of hazardous materials.  The Company is subject to extensive domestic and foreign laws and regulations relating to environmental protection and worker health and safety, including those governing discharges of pollutants into the air and water, the management and disposal of hazardous substances and wastes, and the cleanup of contaminated properties.  The Company has incurred, and will continue to incur, costs and capital expenditures in complying with these laws and regulations.  Additional costs could be incurred, including cleanup costs, fines, sanctions, and third-party claims, as a result of violations of or liabilities under environmental laws.

      Remediation activities vary substantially in duration and cost from site to site. These activities, and their associated costs, depend on the mix of unique site characteristics, evolving remediation technologies, diverse regulatory agencies and enforcement policies, as well as the presence or absence of potentially responsible parties. The Company has received notices of violation with respect to instances of non-compliance with environmental laws. A number of facilities and former facilities of the Company have been environmentally impacted from historic operations and some facilities are in the process of being investigated and remediated. As of June 30, 2014 and December 31, 2013, $2,250 and $2,896, respectively, was reserved for various environmental matters. Ultimate costs may vary from current estimates, and the discovery of additional contaminants at these facilities or other sites, or the imposition of additional cleanup obligations or third-party claims relating thereto could result in additional costs.  Management believes that any possible losses related to environmental remediation in addition to the amounts recorded as of June 30, 2014 and December 31, 2013 would not be material to the Company’s consolidated financial position, results of operations or cash flows.

Legal Proceedings

          On July 8, 2014, a federal court jury found in favor of MacDermid Printing Solutions LLC ("MPS") in litigation against Cortron, Inc. (“Cortron”) and awarded MPS $3,941 in anti-trust damages; $7,904 in breach of contract damages; $3,791 and additional punitive damages for misappropriation of trade secrets, and $11,875 plus additional punitive damages for unfair trade practices. The actual aggregate amount of damages, including the amount of punitive damages and an award of attorney fees will be determined by the presiding judge after post-trial briefing by the parties. Cortron may appeal the verdict; accordingly, MPS's ability to collect on the judgment is uncertain.  All proceeds from this litigation are subject to the pending litigation provisions of the Platform Business Combination Agreement as discussed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2013.

        From time to time, the Company is involved in various legal proceedings in the normal course of its business. Management believes that the resolution of these claims, to the extent not covered by insurance, will not individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. As of June 30, 2014 and December 31, 2013, the Company has reserved approximately $3,293 and $2,881, respectively, for its outstanding legal proceedings.